Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization
Schedule of Overall Voting Interest on Closing Date

The overall voting interest on closing date is summarized below:

Particulars	Shares	%Ownership
Shares held by Fusemachines Inc. Stockholders	14,864,110	52%
Shares held by CSLM public stockholders, Sponsor, and related parties of Sponsor	12,654,921	45%
Shares held by unrelated third parties	831,000	3%
Total	28,350,031	100%

Schedule of Reverse Recapitalization

Particulars	Shares
Partial conversion of the 3rd Amended and Restated Promissory Note into Fusemachines Inc. common stock on the Closing Date	408,639
CSLM Class A ordinary Shares not redeemed for cash and converted into Fusemachines Inc. common stock	901,955
Automatic exercise of the rights related to 18,975,000 units issued in CSLM’s Initial Public Offering	1,897,486
Shares issued in connection with the PIPE Financing	1,184,000
Conversion of non-redeemable CSLM Class A & Class B Ordinary Shares into Fusemachines Inc. common stock	4,743,749
Share issued to Consilium Frontier Equity Fund in connection with conversion of convertible note on the closing date	3,320,241
Total shares of Fusemachines Inc. common stock issued to CSLM security holders	12,456,071
Conversion of Legacy Fusemachines convertible notes (as adjusted by the Exchange Ratio)	1,976,050
Conversion of Legacy Fusemachines convertible preferred stock into common stock in connection with the reverse Recapitalization (as adjusted by the Exchange Ratio)	5,950,673
Shares issued to Legacy Fusemachines stockholders (as adjusted by the Exchange Ratio)	7,967,237
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger	28,350,031

Schedule of Fund Flow Reconciliation

Particulars	(Amount In Thousands)
Trust balance as of Closing date	11,118
Proceeds from CSLM loan	2,193
PIPE Proceeds	11,840
Transfer of cash & cash equivalent of CSLM	9
Total Available Cash (A)	25,160
CSLM transaction costs	(2,249)
Payment of Director & Officer insurance premium	(131)
Prepayment under Forward Purchase Agreement	(11,005)
Settlement of sponsor convertible note of CSLM	(2,343)
Total Payments as of the closing date (B)	(15,728)
Funds going to Fusemachines Inc. (classified under financing activities under Consolidated Statements of Cash Flows) (A+B)	9,432
Operating assets assumed	531
Operating liabilities assumed	(1,100)
Initial fair value of forward purchase derivative liability	(8,616)
Issuance of share subscription receivable	11,005
Initial fair value of equity classified warrant	(1,009)
Legacy Fusemachines transaction cost	(1,873)
Others	137
Net equity impact of reverse recapitalization	8,507